SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions																																										9 Months Ended		12 Months Ended
	Oct. 21, 2024	Aug. 27, 2024	Aug. 16, 2024	Jun. 19, 2024 CAD ($) $ / shares shares	Jun. 14, 2024 CAD ($) $ / shares shares	May 27, 2024 CAD ($)	Apr. 09, 2024 CAD ($) shares $ / shares	Apr. 08, 2024 CAD ($) shares $ / shares	Apr. 05, 2024 CAD ($) $ / shares shares	Mar. 27, 2024	Mar. 15, 2024	Mar. 14, 2024 USD ($) $ / shares shares	Mar. 14, 2024 USD ($) $ / shares shares	Mar. 05, 2024 shares	Mar. 05, 2024 shares	Feb. 05, 2024 shares	Feb. 05, 2024 shares	Jan. 16, 2024 shares	Jan. 10, 2024 shares	Jan. 04, 2024 CAD ($) $ / shares shares	Jan. 04, 2024 CAD ($) $ / shares shares	Dec. 21, 2023 CAD ($)	Oct. 23, 2023 CAD ($)	Oct. 10, 2023 shares	Aug. 08, 2023 shares	Jul. 19, 2023 USD ($) $ / shares shares	Jul. 19, 2023 CAD ($)	Jul. 04, 2023 CAD ($)	Apr. 27, 2023 shares	Apr. 04, 2023 CAD ($)	Jan. 03, 2023 CAD ($)	Oct. 05, 2022 CAD ($) shares	Sep. 20, 2022 shares	May 03, 2022 shares	Jan. 13, 2022 CAD ($) $ / shares shares	Oct. 14, 2021 CAD ($) $ / shares shares	Oct. 04, 2021 CAD ($) $ / shares shares	Sep. 21, 2021 shares	Aug. 16, 2021 shares	Jul. 05, 2021 CAD ($) $ / shares shares	May 05, 2021 CAD ($) $ / shares shares	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Jun. 30, 2024 $ / shares shares	May 27, 2024 $ / shares shares	May 27, 2024 $ / shares shares	Dec. 21, 2023 $ / shares shares	Oct. 23, 2023 $ / shares shares	Jul. 19, 2023 $ / shares shares	Jul. 04, 2023 $ / shares shares	Apr. 04, 2023 $ / shares shares	Jan. 03, 2023 $ / shares shares	Oct. 03, 2022 shares	Jul. 04, 2022 shares	Mar. 29, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued												116,666,667	116,666,667																			142,395			40,983	200,000	2,403,846			2,000,000	435,337			223,964												6,727	6,727	18,015,833
Par value per share | (per share)												$ 0.06	$ 0.06													$ 1.50									$ 3.00	$ 2.00	$ 1.04			$ 0.92	$ 1.20							$ 15.13
Compensation amount | $																																										$ 7,831,226	$ 3,018,565	$ 4,695,751
Shares granted																																												100,000	10,000	1,135,000
Vesting description																									50% of the RSUs will vest after 6 months, 25% after 9 months and 25% after a year				25% of the RSUs will vest each 3 months with the last tranche vesting on April 27, 2024
Number of stock options exercised																																	140,000	150,000				55,000	5,000						290,000	60.000
Proceeds from issuing shares												$ 7.0														$ 2.6						$ 616,570			$ 122,950	$ 400,000	$ 2,500,000			$ 1,840,000	$ 522,410
Reverse stock split		1:17 reverse stock split	one (1) for seventeen (17) reverse stock split							1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Beyond Solutions Ltd. [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest																																																										74.00%
Beyond Solutions Ltd. [member] | Total for all related parties [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest																																										24.00%
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																749			216	1,053	12,652			10,526	2,291															35	35	94,820
Shares granted																																												526	53	5,974
Number of stock options exercised																																	737	790				289	26						1,527	315
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				23,543	1,238,525				95			116,666,667	116,666,667																																		614,109	450,000	450,000
Par value per share | (per share)				$ 0.96	$ 0.97		$ 1.44	$ 1.49	$ 2.99			$ 0.06	$ 0.06																																				$ 0.89
Compensation amount | $				$ 22,657	$ 1,204,089		$ 143,927	$ 1,762,944	$ 53,568
Shares granted							100,000	1,180,000										60,000
Proceeds from issuing shares						$ 400,500							$ 7.0
Reverse stock split											1 for 190
Reverse stock split	one (1) for seventeen (17) reverse stock split										one (1) for one hundred ninety (190) reverse stock split
Events occurring after reporting date [member] | Warrants A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																															7,020,384
Events occurring after reporting date [member] | Warrants B [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																															172,766
Par value per share | $ / shares																																															$ 1.3643
Events occurring after reporting date [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Shares granted																		316
Two directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										1,733,334																								2,884,616	24,869	1,733,334	10,961	6,727	6,727
Par value per share | (per share)									$ 2.99											$ 2.99	$ 2.99					$ 1.50																								$ 0.52	$ 2.62	$ 4.33	$ 3.82	$ 6.20	$ 6.20
Compensation amount | $									$ 53,568											$ 53,568		$ 1,996,650	$ 65,264				$ 3,424,201	$ 41,871		$ 41,730	$ 41,875
Shares granted																									27,819				43,847
Vesting description																									the RSUs will vest over one year.				the RSUs will vest over one year.
Proceeds from issuing shares | $																						$ 1,677,186					$ 3,018,565
Two directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										9,123																								15,182	131	9,123	58	35	35
Shares granted																									146				231
Two directors [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				17,915	17,915
Par value per share | $ / shares																				$ 2.99	$ 2.99
Compensation amount | $																					$ 53,568
Two directors [member] | Events occurring after reporting date [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				94	94
Five directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			410,000
Vesting description																			the RSUs will vest over 4 months and a day.
Five directors [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Shares granted																			410,000
Vesting description																			the RSUs will vest over 4 months and a day
Five directors [member] | Events occurring after reporting date [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Shares granted																			2,158
Four Directors [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of stock options exercised																			565,000
Four Directors [Member] | Events occurring after reporting date [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options exercised																			2,974
Consultant [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares							$ 1.44
Compensation amount | $							$ 143,927
Shares granted							100,000								60,083		39,753	650,000						10,935
Vesting description															the RSUs will vest over 4 months and a day.		the RSUs will vest over 4 months and a day.							the RSUs will vest over 4 months and a day
Consultant [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Shares granted																								58
Consultant [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Shares granted														60,083		39,753		650,000
Vesting description														the RSUs will vest over 4 months and a day		the RSUs will vest over 4 months and a day		the RSUs will vest over 4 months and a day, the stock options vest as follows: 150,000 on the date of the grant (789 post reverse split) and 100,000 every month thereafter (526 post reverse split) every month thereafter
Consultant [member] | Events occurring after reporting date [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Shares granted														316		209		3,421